Rydex Advisor Variable Annuity Account
                            6116 Executive Boulevard
                                    Suite 400
                            Rockville, Maryland 20852

                                   May 6, 1998


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

         Re:      Rydex Advisor Variable Annuity Account
                  Certification Pursuant to Rule 497(j) under
                     the Securities Act of 1933
                  File Nos.  333-03093 and 811-07615

Ladies and Gentlemen:

         In lieu of filing the forms of Prospectus and Statement of Additional Information for the Rydex Advisor Variable Annuity Account (the "Separate Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the Separate Account certifies that:

          i. the forms of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act do not differ from those forms of the Prospectus and Statement of Additional Information contained in Post- Effective Amendment No. 7 to the Separate Account's registration statement on Form N- 3, the most recent amendment to the Separate Account's registration statement; and

          ii. the text of Post-Effective Amendment No. 7 to the Separate Account's registration statement on Form N-3 has been filed with the Securities and Exchange Commission electronically via EDGAR transmission on April 30, 1998.



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         If you  should  have any  questions  regarding  the  foregoing,  please contact the undersigned at (301) 468-8520.

                                       Rydex Advisor Variable Annuity Account
                                       (Registrant)

                                       By:/s/ Albert P. Viragh, Jr.
                                          Albert P. Viragh, Jr., Chairman





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